ACQUISTION AND DIVESTITURE ACTIVITY - SUMMARY OF DECONSOLIDATIONS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2014	Dec. 31, 2015
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Equity method investment	$ 2,080		$ 2,889
Disposal Group Disposed of by Sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds, net of transaction costs	304	$ 152
Cash	(2)	(10)
Restricted cash	0	(5)
Inventory	(3)	0
Other current assets	(14)	(23)
Regulatory assets	(12)	0
Goodwill	(72)	0
Property, plant and equipment, net	(199)	(1,557)
Other noncurrent assets	(53)	(65)
Accounts payable and accrued expenses	12	188
Due to affiliates	0	39
Other current liabilities	13	0
Long-term debt, including current portion	67	251
Deferred income taxes	36	0
Regulatory liabilities	23	0
Asset retirement obligations	12	0
Other noncurrent liabilities	18	12
Accumulated other comprehensive income	0	(7)
Gain on sale of business and equity interests	(130)	(60)
Equity method investment	$ 0	$ (1,085)